SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

May 31, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

On behalf of USCF ETF Trust (the “Trust”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is a conformed electronic format copy of Post-Effective Amendment No. 8 to the Trust’s Form N-1A registration statement referenced above (the “Amendment”). The Amendment is being filed to add a new series to the Trust. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at the above number.

Regards,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn Yu, Esq., USCF ETF Trust Daphne Frydman, Esq., USCF ETF Trust

ATLANTA	AUSTIN	GENEVA	HOUSTON	LONDON	NEW YORK	SACRAMENTO	WASHINGTON D.C.

As filed with the Securities and Exchange Commission on May 31, 2016

Securities Act Registration No. 333-196273

Investment Company Act Registration No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 9	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland, CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

General Counsel

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND SUBJECT TO CHANGE. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS SUBJECT TO CHANGE DATED May 31, 2016

USCF Dynamic Commodity Index ETF

(SDCI)*

Prospectus dated ________, 2016

USCF ETF TRUST

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT PRODUCTS: • ARE NOT FDIC INSURED • MAY LOSE VALUE • ARE NOT BANK GUARANTEED

FUND SUMMARY

Investment Objective

The USCF Dynamic Commodity Index ETF (the “Fund”) seeks total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the table or example below. The fees are expressed as a percentage of the Fund’s average net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)(2)
Management Fees	[ ]%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Other Fund Expenses(1)	[ ]%
Expenses of the Subsidiary(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Expenses are estimated as the Fund and the Subsidiary (as defined below) have not commenced operations as of the date of this Prospectus.

Example

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ ____	$____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells portfolio holdings (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund’s investment objective is total return. The Fund uses a diversified commodity index, SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCI”) as a benchmark and invests in financial instruments providing exposure to commodities, fully margined and collateralized with short-term fixed income instruments and/or cash.

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The SDCI is a total return commodity sector index designed to broadly represent major commodities. The SDCI reflects the performance of a fully margined and collateralized portfolio of 14 commodity futures contracts with equal weights, selected each month from a universe of 27 eligible commodity futures contracts (“Futures Contracts”).

The SDCI currently reflects commodities in six commodity sectors: energy (e.g., crude oil, natural gas, heating oil, etc.), precious metals (e.g., gold, silver platinum), industrial metals (e.g., zinc, nickel, aluminum, copper, etc.), grains (e.g., wheat, corn, soybeans, etc.), softs (e.g., sugar, cotton, coffee, cocoa), and livestock (e.g., live cattle, lean hogs, feeder cattle).

The SDCI is owned and maintained by SummerHaven Index Management, LLC (“SHIM”) and calculated and published by Bloomberg, L.P. (“Bloomberg”). The SDCI is rules-based and rebalanced monthly based on observable price signals. In this context, the term “rules-based” is meant to indicate that the composition of the SDCI in any given month will be determined by quantitative formulas relating to the prices of the futures contracts that relate to the commodities that are eligible to be included in the SDCI.

Fixed income investments. The Adviser actively manages a portfolio of U.S. government securities, money market instruments, cash and cash equivalents to provide interest returns and liquidity and to fully collateralize the Fund’s commodity investments.

Commodity investments. The Advisor manages the Fund’s portfolio of commodity investments such as: Futures Contracts on underlying commodities, options, forward contracts, cleared swap contracts, swap contracts other than cleared swap contracts, commodity-linked notes, or exchange-traded products providing commodities exposure (“Commodity Interests”).

While the Fund may invest directly in commodity-linked notes and exchange-traded products (assets), it will generally not invest directly in other commodity instruments. The Fund will gain exposure to other commodity instruments through a subsidiary organized in the Cayman Islands (the “Subsidiary”). The Fund wholly-owns and controls the Subsidiary. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. Generally, with references to the Fund’s investment strategies and its risks, the Subsidiary is included in such discussions, unless otherwise provided. The use of the Subsidiary will permit the Fund greater exposure to the commodities markets while maintaining compliance with applicable investment company federal taxation requirements. SummerHaven Investment Management, LLC acts as a commodity trading advisor (the “Commodity Trading Advisor”) to the Subsidiary and selects the Commodity Interests for purchase by the Subsidiary.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of the Fund are summarized below. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy, and Risk Information—Additional Principal Risk Information About the Fund.”

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund will invest in commodity investments without regard to whether this investment strategy presents adequate diversification among individual holdings. As a result, the Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific investment can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual investment in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Correlation Risk. As with any fund that uses a specific index as a benchmark, the performance of the Fund may not closely track the performance of the SDCI.

Cash, Cash Equivalents, and Money Market Instruments. To the extent the Fund’s cash held in bank deposit accounts exceeds federally insured limits, the Fund could experience losses if banks fail. In addition, there is risk that investments held in money market instruments can suffer losses.

Commodity Risk. Investors may choose to use the Fund as a means of investing indirectly in commodities, and there are risks involved in such investments. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely.

Energy Commodity Risks. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years.

Precious Metal Commodities. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the price of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold. Significant changes in the value of the precious metals sector may lead to volatility in the Fund’s net asset value (“NAV”) and the price of the Fund’s shares on the secondary market.

Industrial Metal Commodities. The prices of commodities comprising the industrial metals portion of the Fund are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity, disruptions in mining, storing, and refining the metals, adjustments to inventory, variations in production costs, and regulatory compliance costs.

Grains and Soft Product Commodities. The commodities comprising the grains and softs products sectors of the Fund are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities. The commodities comprising the livestock sector of the Fund are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

Market Risk. The trading prices of commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific commodities. The Fund’s NAV and the price of the Fund’s shares on the secondary market, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Fluctuation of Net Asset Value. The market price of the Fund’s shares on the secondary market will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for the shares on the NYSE Arca, Inc. (the “Listing Exchange”). The Adviser cannot predict whether the Fund’s shares will trade below, at, or above the Fund’s NAV per share.

Tax Risk. The Fund is organized as a Delaware statutory trust and taxed as a regulated investment company (“RIC”) in accordance with Regulation M. The Fund’s approach to compliance with Regulation M is to invest in shares of the Subsidiary. The basis of this approach is reliance on guidance from the Internal Revenue Service (“IRS”); however, the IRS may change such guidance or applicable regulatory requirements to the disadvantage of the Fund.

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Cash Transaction Risk. The Fund, unlike many ETFs, expects to exchange cash for shares in creation and redemption transactions, rather than in-kind, because of the nature of the Fund’s investment strategy. The use of cash transactions may be less tax efficient.

Treasuries Risk. The Fund invests in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations (“Treasuries”) and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. Treasuries are backed by the “full faith and credit” of the U.S. government. The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Clearing Broker Risk.  Under U.S. Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker with respect to the Fund’s exchange-traded Commodity Interests must maintain customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or even if the customers’ funds are segregated by the clearing broker, but the clearing broker is unable to satisfy a substantial deficit in a customer account, the clearing broker’s other customers may be subject to risk of a substantial loss of their funds in the event of that clearing broker’s bankruptcy.

Counterparty Risk. If an obligor is not be able to meet its obligations to the Fund, the Fund could suffer losses, potentially significant losses. The Fund faces a greater risk of non-performance for over-the counter contracts that are not cleared than futures contracts. Unlike futures contracts, the counterparty to over-the-counter contracts is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

Foreign Commodity Markets Risk.  A portion of the trades made by the Fund may take place on markets and exchanges outside the United States. Some non-U.S. markets present risks because they are not subject to the same degree of regulation as their U.S. counterparts.

Currency Exchange Rate Risk.  The price of any non-U.S. commodity interest and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the contract traded is profitable.

Futures Risk.  The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary, and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

Gap Risk.  The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Physical Delivery Risk.  While it is not the current intention of the Fund to take physical delivery of commodities, Futures Contracts are traditionally not cash-settled contracts, and it is possible to take delivery under these and some other investments. Storage costs associated with purchasing commodities could result in costs and other liabilities that could impact the value of the Futures Contract or other investments.

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Liquidity Risk. The Fund may not always be able to liquidate its positions in its Commodity Interests at the desired price. It is also difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption, such as a foreign government taking political actions that disrupt the market in its currency, its commodity production, or exports, or in another major export, can also make it difficult to liquidate a position. Alternatively, limits imposed by futures exchanges or other regulatory organizations, such as accountability levels, position limits, and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some commodity interests. Unexpected market illiquidity may cause major losses to investors at any time or from time to time.

Regulatory Risk. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and the Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size. In this case, the Fund may experience more difficulty achieving its investment objectives than it otherwise would at higher asset levels, or the Fund may ultimately liquidate at an inopportune time for investors. A liquidation of the Fund may also result in adverse tax consequences. In addition, the Adviser has only limited experience managing ETFs that are registered under the 1940 Act, although the Adviser has managed other registered open-end management investment companies, including commodity ETFs, a fixed income ETF, a recently-formed equity ETF, and a large-cap mutual fund.

Secondary Market Risk. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. Investors buying or selling the Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Management

Investment Adviser. USCF Advisers LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Andrew F Ngim, a Managing Director and Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund’s inception in 2016.

Kevin Baum, CFA, CAIA, Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund’s inception in 2016.

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Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the Listing Exchange (i.e., NYSE Arca, Inc.), and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than the Fund’s NAV per share, shares may trade at a price greater than NAV per share (premium) or less than NAV per share (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically market makers or other broker-dealers) that have entered into an agreement with the Distributor may purchase or redeem. Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of U.S. cash, although the Fund may also issue and redeem Creation Baskets and Redemption Baskets in exchange for portfolios of securities closely approximating the holdings of the Fund.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms, and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Overview

USCF ETF Trust (the “Trust”) is an investment company registered under the 1940 Act. The Trust consists of separate investment portfolios or “funds,” all of which are ETFs. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Fund, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease, and liquidity of stock-like trading to the benefits of traditional fund investment.

Unlike the Trust, the Subsidiary is not an investment company registered under the 1940 Act, and therefore may invest in Commodity Interests to a greater extent than the Fund. The Trust wholly-owns and controls the Subsidiary.

This Prospectus provides the information you need to make an informed decision about investing in the Fund. It contains important facts about the Trust as a whole and the Fund in particular.

USCF Advisers LLC is the investment adviser to the Fund.

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ADDITIONAL INVESTMENT OBJECTIVE, STRATEGY, AND RISK INFORMATION

Investment Objective

The Fund seeks total return. Because the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund’s investment objective is total return. The Fund invests in financial instruments providing exposure to commodities, fully margined and collateralized with short-term fixed income instruments and/or cash.

The Fund uses the SDCI as its benchmark. The SDCI is a total return commodity sector index designed to broadly represent major commodities. The SDCI reflects the performance of a fully margined and collateralized portfolio of 14 Futures Contracts with equal weights, selected each month from a universe of 27 eligible Futures Contracts.

The Futures Contracts in the SDCI are commodity futures contracts with active and liquid markets traded upon futures exchanges in major industrialized countries. The SDCI’s Futures Contracts are denominated in U.S. dollars and weighted equally by notional amount. The SDCI currently reflects commodities in six commodity sectors: energy (e.g., crude oil, natural gas, heating oil, etc.), precious metals (e.g., gold, silver platinum), industrial metals (e.g., zinc, nickel, aluminum, copper, etc.), grains (e.g., wheat, corn, soybeans, etc.), softs (e.g., sugar, cotton, coffee, cocoa), and livestock (e.g., live cattle, lean hogs, feeder cattle).

The SDCI’s Futures Contracts are traded on commodity futures exchanges including the New York Mercantile Exchange (“NYMEX”), ICE Futures (“ICE Futures”), Chicago Board of Trade (“CBOT”), Chicago Mercantile Exchange (“CME”), London Metal Exchange (“LME”), and Commodity Exchange, Inc. (“COMEX”) (the NYMEX, ICE Futures, CBOT, CME, LME, and COMEX, collectively, the “Futures Exchanges”).

The SDCI is owned and maintained by SummerHaven Index Management, LLC (“SHIM”) and calculated and published by Bloomberg, L.P. (“Bloomberg”) The SDCI is rules-based and rebalanced monthly based on observable price signals. In this context, the term “rules-based” is meant to indicate that the composition of the SDCI in any given month will be determined by quantitative formulas relating to the prices of the futures contracts that relate to the commodities that are eligible to be included in the SDCI.

Additional information about the SDCI is included in the Fund’s Statement of Additional Information (“SAI”).

Fixed income investments. The Adviser actively manages a portfolio of U.S. government securities, money market instruments, cash and cash equivalents to provide interest returns and liquidity and to fully collateralize the Fund’s commodity investments.

Commodity investments. The Advisor manages the Fund’s portfolio of commodity investments such as: Futures Contracts on underlying commodities, options, forward contracts, cleared swap contracts, swap contracts other than cleared swap contracts, commodity-linked notes, or exchange-traded products providing commodities exposure (“Commodity Interests”).

While the Fund may invest directly in commodity-linked notes and exchange-traded products (assets), it will generally not invest directly in other commodity instruments. The Fund will gain exposure to other commodity instruments through the Subsidiary. The Fund wholly-owns and controls the Subsidiary. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. Generally, with references to the Fund’s investment strategies and its risks, the Subsidiary is included in such discussions, unless otherwise provided. The use of the Subsidiary will permit the Fund greater exposure to the commodities markets while maintaining compliance with applicable investment company federal taxation requirements. SummerHaven Investment Management, LLC acts as a commodity trading advisor (the “Commodity Trading Advisor”) to the Subsidiary and selects the Commodity Interests for purchase by the Subsidiary.

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Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, though the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to the Fund’s transactions in these instruments. To the extent applicable, the Subsidiary otherwise is subject to the same fundamental and non-fundamental investment restrictions as the Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares described elsewhere in this Prospectus and in the SAI. Generally, with references to the Fund’s investment strategy and its risks, the Subsidiary is included in such discussions, unless otherwise provided. The use of the Subsidiary will permit the Fund greater exposure to the commodities markets while maintaining compliance with applicable investment company federal taxation requirements.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Other Investment Information

The Fund may invest in other investments that the Fund believes will help it meet its investment objective, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, and futures contracts, options on futures contracts, options, swaps, commodity-linked notes, and exchange-traded products.

Cayman Subsidiary: The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in certain commodities instruments in which the Fund is otherwise restricted. The Subsidiary is an important tool through which the Fund is able to pursue its investment objective.

Commodities Instruments: The Fund through the Subsidiary intends to invest in a combination of Futures Contracts and other commodity related investments. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

Cash, Cash Equivalents, Money Market Instruments: The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash, as an investment, in order to collateralize its (or the Subsidiary’s) investments.

Treasuries: The Fund invests in U.S. government securities. U.S. government securities include Treasuries and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Treasuries are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Other Investment Companies and Pooled Investment Vehicles: The Fund may invest in securities of other investment companies, including registered investment companies that are ETFs. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAVs per share. The Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested.

Additional Principal Risk Information about the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Non-Diversification Risk. The Fund will invest in commodity investments without regard to whether this investment strategy presents adequate diversification among individual holdings. As a result, the Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific investment can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual investment in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Correlation Risk. As with any fund that uses a specific index as a benchmark, the performance of the Fund may not closely track the performance of the SDCI.

Cash, Cash Equivalents, and Money Market Instruments. To the extent the Fund’s cash held in bank deposit accounts exceeds federally insured limits, the Fund could experience losses if banks fail. In addition, there is risk that investments held in money market instruments can suffer losses.

Commodity Risk. Investors may choose to use the Fund as a means of investing indirectly in commodities, and there are risks involved in such investments. The value of a commodity is based upon the price movements of the commodity in the market. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Commodity prices can be extremely volatile and the commodities industry can be significantly affected by world events, import controls, worldwide competition, government regulations, and economic conditions, all of which can have an impact on commodity prices.

Energy Commodity Risks.  The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years.

Precious Metal Commodities.  The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the price of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold. Significant changes in the value of the precious metals sector may lead to volatility in the Fund’s NAV and the price of the Fund’s shares on the secondary market.

Industrial Metal Commodities.  The prices of commodities comprising the industrial metals portion of the Fund are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity, disruptions in mining, storing, and refining the metals, adjustments to inventory, variations in production costs, and regulatory compliance costs.

Grains and Soft Product Commodities. The commodities comprising the grains and softs products sectors of the Fund are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities. The commodities comprising the livestock sector of the SDCI are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

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Market Risk. The trading prices of commodities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific commodities. The Fund’s NAV and the price of the Fund’s shares on the secondary market, like commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Fluctuation of Net Asset Value Risk. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Listing Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due in large part to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. However, given that the shares can be purchased and redeemed in Creation Baskets and Redemption Baskets (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Tax Risk. The Fund is organized as a Delaware statutory trust and taxed as a RIC in accordance with Regulation M. The Fund’s approach to compliance with Regulation M is to invest in shares of the Subsidiary. The basis of this approach is reliance on guidance from the IRS; however, the IRS may change such guidance or applicable regulatory requirements to the disadvantage of the Fund.

Cash Transaction Risk. The Fund, unlike many ETFs, intends to exchange cash for shares in creation and redemption transactions, rather than in-kind, because of the nature of the Fund’s investment strategy. The use of cash transaction may be less tax efficient.

Treasuries Risk. The Fund invests in U.S. government obligations. U.S. government obligations include Treasuries and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. Treasuries are backed by the “full faith and credit” of the U.S. government. The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss. This loss may adversely impact the price of shares, and may decrease the correlation among the price of the Fund’s shares on the secondary market and the Fund’s NAV per share. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Clearing Broker Risk.  Under CFTC regulations, a clearing broker with respect to the Fund’s exchange-traded Commodity Interests must maintain customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or even if the customers’ funds are segregated by the clearing broker, but the clearing broker is unable to satisfy a substantial deficit in a customer account, the clearing broker’s other customers may be subject to risk of a substantial loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. However, customers could potentially lose all funds on deposit with the clearing broker even if such funds are properly segregated. The Fund also may be subject to the risk of the failure of, or delay in performance by, any exchanges and markets and their clearing organizations, if any, on which Commodity Interests are traded.

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In addition, the extent the Fund’s clearing broker is required to post the Fund’s assets as margin to a clearinghouse, the margin will be maintained in an omnibus account containing the margin of all the clearing broker’s customers. If the Fund’s clearing broker defaults to a clearinghouse because of a default by one of the clearing broker’s other customers or otherwise, then the clearinghouse can look to all of the margin in the omnibus account, including margin posted by the Fund and any other nondefaulting customers of the clearing broker to satisfy the obligations of the clearing broker.

Counterparty Risk. If an obligor is not be able to meet its obligations to the Fund, the Fund could suffer losses, potentially significant losses. The Fund faces a greater risk of non-performance for over-the counter contracts that are not cleared than futures contracts. Unlike futures contracts, the counterparty to over-the-counter contracts is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. During any such period, the Fund may have difficulty in determining the value of its contracts with the counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. The Fund may eventually obtain only a limited or no recovery in such circumstances.

Foreign Commodity Markets Risk.  A portion of the trades made by the Fund may take place on markets and exchanges outside the United States. Some non-U.S. markets present risks because they are not subject to the same degree of regulation as their U.S. counterparts.

Currency Exchange Rate Risk.  The price of any non-U.S. commodity interest and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the contract traded is profitable.

Futures Risk.  The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary, and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

Gap Risk.  The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Physical Delivery Risk.  While it is not the current intention of the Fund to take physical delivery of commodities, Futures Contracts are traditionally not cash-settled contracts, and it is possible to take delivery under these and some other investments. Storage costs associated with purchasing commodities could result in costs and other liabilities that could impact the value of Futures Contract or other investments.

Liquidity Risk. The Fund may not always be able to liquidate its positions in its Commodity Interests at the desired price. It is also difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption, such as a foreign government taking political actions that disrupt the market in its currency, its commodity production or exports, or in another major export, can also make it difficult to liquidate a position.

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Alternatively, limits imposed by futures exchanges or other regulatory organizations, such as accountability levels, position limits, and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some commodity interests. Unexpected market illiquidity may cause major losses to investors at any time or from time to time. In addition, the Fund does not intend at this time to establish a credit facility, which would provide an additional source of liquidity and instead relies only on the Treasuries, cash, or cash equivalents that it holds. The anticipated large value of the positions that the Fund will acquire or enter into increases the risk of illiquidity. Other investments, such as negotiated over-the-counter contracts, may have a greater likelihood of being illiquid since they are contracts between two parties that take into account not only market risk, but also the relative credit, tax, and settlement risks under such contracts. Such contracts also have limited transferability that results from such risks and from the contract’s express limitations.

Regulatory Risk. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and the Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size. In this case, the Fund may experience more difficulty achieving its investment objectives than it otherwise would at higher asset levels, or the Fund may ultimately liquidate at an inopportune time for investors. A liquidation of the Fund may also result in adverse tax consequences. In addition, the Adviser has only limited experience managing ETFs that are registered under the 1940 Act, although the Adviser has managed other registered open-end management investment companies, including commodity ETFs, a fixed income ETF, a recently-formed equity ETF, and a large-cap mutual fund.

Secondary Market Risk. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary.

PORTFOLIO HOLDINGS INFORMATION

The daily holdings of the Fund are available at www.[                ].com.

Information about the Fund’s daily portfolio holdings is available at www.[               ].com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (June 30) and its second fiscal quarter (December 31) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (September 30 and March 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

MANAGEMENT

Investment Adviser

The Adviser has been registered as an investment advisor with the SEC since July 2, 2014, and is a wholly-owned subsidiary of Wainwright Holdings, Inc. The Adviser’s offices are located at 1999 Harrison Street, Suite 1530, Oakland, CA 94612. As of [               ], the Adviser and its affiliates had approximately $[               ] million in assets under management.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser has arranged for custody, distribution, fund administration, transfer agency and all other non-distribution related services necessary for the Fund to operate. The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees of the Trust (the “Board”) who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Adviser and its affiliates deal, trade, and invest for their own accounts in the type of investments in which the Fund may also invest. The Adviser does not use inside information in making investment decisions on behalf of the Fund. The Adviser monitors the performance of the Subsidiary’s Commodity Trading Advisor.

Commodity Trading Advisor

SummerHaven Investment Management, LLC, an affiliate of SHIM is registered with the Commodities Futures Trading Commission (“CFTC”) as a commodity trading advisor and is a member of the National Futures Association (“NFA”). As compensation for acting as the Commodity Trading Advisor, including selecting the Commodity Interests for the Subsidiary, SummerHaven Investment Management, LLC receives a management fee of [   ]% of the Subsidiary’s average daily net assets, which is calculated daily and paid monthly.

Advisory Fees

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee, which is calculated daily and paid monthly, equal to ]% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, acquired fund fees and expenses, if any, interest, litigation expenses and other extraordinary expenses.

Advisory Agreement

The Advisory Agreement was approved by the Board at the [            ], 2016 meeting of the Board. The basis for the trustees’ approval of the Advisory Agreement will be explained in the Fund’s first semi-annual report to shareholders for the period ended [            ].

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PORTFOLIO MANAGEMENT

The Adviser supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. The Adviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The members of the team primarily responsible for the day-to-day management of the Fund’s portfolio are listed below.

Mr. Andrew F Ngim has been a Management Director and Portfolio Manager of the Adviser since the Adviser’s inception in 2014 and a Management Director of United States Commodity Funds LLC, a sponsor of commodity exchange traded funds since May 2005. Mr. Ngim has acted as Portfolio Manager for the Fund since its inception 2016, portfolio manager for the USCF INDXX Restaurant Leaders ETF since its inception in 2016, portfolio manager for the Stock Split Index Fund since 2014 and portfolio manager for United States Commodity Index Fund, United States Agriculture Index Fund and United States Copper Index Fund since January 2013. He has been listed with the CFTC as a Principal of United States Commodity Funds since November 2005. Mr. Ngim was Ameristock Corporation’s Managing Director from January 1999 to January 2013 and co-portfolio manager of Ameristock Mutual Fund, Inc., a large-cap equity fund registered under the Investment Company Act of 1940 from January 2000 to January 2013 when such fund was liquidated, Trustee of the Ameristock ETF Trust from February 2007 to June 2008, and served as a portfolio manager for the Ameristock/Ryan 1 Year, 2 Year, 5 Year, 10 Year and 20 Year Treasury ETF from June 2007 to June 2008 when such funds were liquidated. Mr. Ngim received a Bachelor of Arts from the University of California at Berkeley in 1983.

Mr. Kevin A. Baum Portfolio Manager of USCF since March 2016. Prior to joining USCF, Mr. Baum temporarily retired from December 2015 to March 2016.  Mr. Baum served as the Vice President and Senior Portfolio Manager for Invesco PowerShares from October 2014 through December 2015. Mr. Baum was temporarily retired from May 2012 through September 2014. From May 1993 to April 2012, Mr. Baum worked as the Senior Portfolio Manager, Head of Commodities for OppenheimerFunds, Inc.  Mr. Baum has been a principal and swap associated person of USCF since March 2016 and his registration with the CFTC and NFA is pending. Mr. Baum is a CFA Charterholder, CAIA Charterholder, and earned a B.B.A. in Finance from Texas Tech University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, and Transfer Agent

Brown Brothers Harriman & Company (“BBH”), located at 50 Post Office Square, Boston, MA 02110-1548, serves as the Fund’s Administrator, Custodian, and Transfer Agent

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BBH serves as Administrator for the Fund. Under the Administration Agreement, BBH provides necessary administrative, tax, legal, accounting services and financial reporting for the maintenance and operations of the Trust. In addition, BBH makes available the office space, equipment, personnel and facilities to provide such services.

BBH supervises the overall administration of the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance and books and records of the Fund.

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Distributor

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Baskets and Redemption Baskets for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares.

Independent Registered Public Accounting Firm

[             ], located in [            ], serves as the independent registered public accounting firm for the Trust and the Fund.

Legal Counsel

Sutherland Asbill & Brennan LLP, 700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980, serves as counsel to the Trust and the Fund.

Management of the Subsidiary

The Subsidiary is wholly-owned by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary and shares of the Subsidiary will not be sold or offered to other investors. The Fund and the Subsidiary are jointly managed to comply with the compliance policies and procedures of the Fund. As a result, in managing the Fund’s and the Subsidiary’s portfolios, the Adviser will comply with the investment policies and restrictions that apply to the management of the Fund. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Board regarding the Subsidiary’s compliance with its policies and procedures. The Adviser serves as the investment adviser of the Subsidiary and manages the investment of the Subsidiary’s assets on a discretionary basis.

Index Provider

The SDCI is owned and maintained by SHIM. The Adviser has entered into a licensing agreement with SummerHaven Investment Management, LLC (“SummerHaven”), the parent company of SHIM. Under this licensing agreement, SummerHaven has sub-licensed to the Trust and the Fund the use of certain names and marks, including the SDCI with respect to the Fund, which SummerHaven licensed from SHIM. SummerHaven’s and SHIM’s principal business address is 1266 East Main Street, Soundview Plaza, Fourth Floor, Stamford, CT 06902.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol SDCI.

SHARE TRADING PRICES

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor and you thereafter purchase or redeem shares directly from the Fund in Creation Baskets or Redemption Baskets, as applicable; all other investors buy and sell shares of the Fund through brokers at prices established throughout the day in the secondary market. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors.

Accordingly, the price most investors pay or receive when they buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

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The approximate value of shares of the Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio holdings and instruments held by the Fund, and/or amortized cost for holdings with remaining maturities of 60 days or less. The Fund, the adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE

The Fund determines NAV per share by dividing the Fund’s net assets (i.e., its assets less liabilities) by the total number of outstanding shares.

The Fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (each, a “Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day; Martin Luther King, Jr; Day, Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. NYSE holiday schedules are subject to change without notice.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Holdings that may be valued using “fair value” pricing may include, but are not limited to, holdings for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), holdings subject to non-U.S. investment limits or currency controls, and holdings affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a holding trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of holdings used by the Fund to calculate its NAV may differ from quoted or published prices for the same holdings.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares every Business Day. The value of the Subsidiary’s shares will fluctuate with the value of its portfolio investments. The Subsidiary uses the same pricing and valuation methodologies described above to price its shares.

INTRADAY INDICATIVE VALUE

The approximate value of the Fund’s investments on a per-share basis, the Indicative Intra-day Value (“IIV”) is disseminated by the Listing Exchange every 15 seconds during hours of trading on the Listing Exchange. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV may not be calculated in the same manner as the Fund’s NAV, which is computed once per day.

An independent third party calculation agent calculates the IIV for the Fund during hours of trading on the Listing Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the holdings held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on www.[            ].com.

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The Fund provides the independent third party calculation agent with information to calculate the IIV, but the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of shares have tracked the Fund’s NAV for the most recently completed calendar year and the quarter since that year will be available without charge on the Fund’s website at www.[            ].com.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

BOOK ENTRY

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker- dealer.

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Baskets of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

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FREQUENT TRADING

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Baskets by Authorized Participants (“APs”). The vast majority of trading in shares of the Fund occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Baskets by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions, or both, of shares of the Fund. Cash purchases or redemptions, or both, of Creation Baskets, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Baskets by APs increases. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of shares, the Fund employs fair valuation pricing and imposes transaction fees on purchases and redemptions of Creation Baskets to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, if in the discretion of the Adviser it is determined necessary or appropriate, the Adviser will monitor trades by APs for patterns of abusive trading, and in such case, the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise not in the best interests of the Fund.

INVESTMENTS BY REGISTERED INVESTMENT COMPANIES

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

ADDITIONAL TAX INFORMATION

The following is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws. Additional tax information is contained in the SAI which is incorporated herein and made a part of this Prospectus.

The Fund intends to qualify each year for treatment as a RIC. The Fund must meet a number of requirements to be treated as a RIC for U.S. federal income tax purposes, including requirements as to the source of its income, the diversification of its assets and making an election. If it meets those requirements, as well as certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Income from commodities is generally not qualifying income for a RIC. The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received from the Subsidiary as “qualifying income” for a RIC, based on a tax opinion from tax counsel which was based, in part, on numerous private letter rulings (“PLR”) provided to third parties not associated with the Fund or its affiliated (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this prospectus. If, after re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

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The Fund has undertaken to not hold more than 25% of its assets in the Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a RIC or fails to satisfy the distribution requirement in any taxable year, the Fund will be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) an all distributions out of earnings and profits will be taxed to you as dividend income, which, in general and subject to limitations under the Code, under current law will constitute qualified dividend income in the case of individual shareholders and would be eligible for corporate dividends received deduction. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities that they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell shares, and
•	You purchase or redeem Creation Baskets or Redemption Baskets (for institutional investors only).

Taxes on Dividends and Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding periods and other requirements are met.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

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The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to that intermediary, such withholding may apply if the foreign intermediary does not enter into an agreement with the IRS regarding reporting and is not located in a jurisdiction that has entered into an Intergovernmental Agreement with the IRS.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes On Creation And Redemption Of Creation Baskets And Redemption Baskets

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Baskets or Redemption Baskets generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Basket or Redemption Basket at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid. A person who redeems Redemption Baskets will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Redemption Baskets and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Redemption Baskets. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for shares cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Baskets in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Baskets in exchange for securities, or upon a redemption of Redemption Baskets, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Baskets in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year.

Any capital gain or loss realized upon the redemption of a Redemption Basket will generally be treated as long-term capital gain or loss if the Fund shares comprising the Redemption Basket have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Redemption Baskets and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Baskets or Redemption Baskets should consult their own tax adviser with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem baskets, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Tax Information on Investments in The Subsidiary

One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code.

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However, the IRS has in recent years issued PLRs to other RICs in which it concluded that income from certain commodity index-linked notes is qualifying income and that income derived from subsidiaries similar to the Subsidiary will be qualifying income whether received in the form of current distributions or as undistributed subpart F income. There is no authority directly addressing some of the issues of the law considered in these rulings. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or, if the IRS did so, that a court would not sustain, such contrary positions. If the IRS were to change its position on some or all of these issues, and if such contrary positions were upheld, the Fund might cease to qualify as a RIC. A PLR may only be relied upon by the taxpayer to whom it was provided. The Fund does not plan to seek a PLR. The Fund has obtained an opinion from counsel that if the Subsidiary distributes income in the same year that Fund must include the Subsidiary’s income in the Fund’s income, the income from the Subsidiary will be qualifying income for the Fund, and, if the Subsidiary does not make such distributions, the income from the Subsidiary should be qualifying income for the Fund. However, such an opinion is not binding on the IRS. Therefore, to the extent the Fund invests directly in commodity-index-linked derivative instruments or in the Subsidiary, the IRS may contest the Fund’s characterization of the income produced by such assets as qualifying income which, if successful, could cause the Fund to fail to qualify as a RIC. Shareholders and potential investors should be aware that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC. The Fund and the Adviser plan to direct investments of the Fund’s assets in conformance with Revenue Ruling 2006-31, IRS guidance, and the advice of counsel.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

The Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Subsidiary during that year, whether or not distributed by the Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to the Subsidiary’s income, whether or not the Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

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FUND WEBSITE AND ADDITIONAL INFORMATION ON DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.[            ].com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (1) the prior Business Day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund, if shorter). In addition, on each Business Day, before the commencement of trading in shares on the Listing Exchange, the Fund will disclose on its website (www.[            ].com) the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

ADDITIONAL NOTICES

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any fund or any member of the public regarding the ability of a fund to track the total return performance of any index or the ability of any index identified to track the performance of any market. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation of the SDCI, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable.

The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of the SDCI or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the SDCI to track the market of major commodities. SHIM has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining or composing the SDCI. The Adviser is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. The Fund, the Adviser, and SHIM do not guarantee the accuracy, completeness, or performance of the SDCI. SHIM has contracted with Bloomberg to calculate the SDCI. Bloomberg shall have no liability for any errors or omissions in calculating the SDCI.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus.

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PRIVACY POLICY

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us. The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products that best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

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USCF ETF Trust

The Trust’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as applicable.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:

Call:	1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Write:	USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Visit:	www.[ ].com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

USCF ETF Trust
1999 Harrison Street, Suite 1530
Oakland, CA 94612

The Fund is distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

USCF Advisers® is a registered mark of United States Commodity Funds LLC

Investment Company Act File No. 811-2293

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THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO CHANGE

DATED May 31, 2016

STATEMENT OF ADDITIONAL INFORMATION

USCF ETF TRUST

USCF Dynamic Commodity Index ETF (SDCI)*

__________________, 2016

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for USCF Dynamic Commodity Index ETF (the “Fund”) of USCF ETF Trust (the “Trust”). A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-800-920-0259 or visiting www.uscfinvestments.com, or writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Audited financial statements are not presented for the Fund since the Fund is newly formed and has not yet commenced operations as of the date of this SAI.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was Amended and Restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of two series, the Fund and the Stock Split Index Fund (TOFR). This SAI relates only to the Fund. Other series may be added to the Trust in the future. The shares of the Fund are referred to herein as “shares.” The offering of shares is registered under the Securities Act of 1933 (the “Securities Act”).

The Fund is managed by USCF Advisers LLC (the “Adviser”). The Adviser has been a registered investment adviser with the Securities and Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc.

Shares trade on the NYSE Arca, Inc. (the “Listing Exchange”) at market prices that may be below, at, or above NAV.

The Fund offers and issues shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Basket”), generally in exchange for a basket of equity securities included in the Fund’s portfolios (the “Deposit Securities”). Shares of the Fund are redeemable only in Redemption Baskets and generally, in exchange for Deposit Securities.

Creation Baskets and Redemption Baskets are aggregations of a stipulated “block” of shares, currently 50,000 shares. In the event of the liquidation of the Fund, the Trust may lower the number of shares in a Redemption Basket.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Listing Exchange necessary for the Fund to maintain the listing of its shares will continue to be met. The Listing Exchange will consider the suspension of trading and delisting of the shares from listing if, following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares the Fund for 30 or more consecutive trading days or such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further trading on the Listing Exchange inadvisable. The Listing Exchange will remove the shares from listing and trading upon terminations of the Fund.

As in the case of other stocks traded on the Listing Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. The Fund’s investment objective and policies are discussed in the prospectus. The investment objective and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it may hold, is provided below.

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The Fund’s share price will fluctuate with market and economic conditions. The Fund should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees (the “Board”) as fundamental policies that cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities, holdings, or assets of, or borrowings by, the Fund. With respect to the Fund’s fundamental investment restriction A (below), asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Fund may not:

A.	Borrow money, except to the extent permitted by applicable law.

B.	Make loans except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. For example, Sections 17 and 18 of the 1940 Act relate to certain transactions and the capital structure of investment companies. Such provisions can inhibit an investment company’s ability to make loans.

C.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act, in the disposition of restricted securities or in connection with investments in other investment companies.

D.	Purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or invest in securities or other instruments issued by issuers that invest in real estate.

E.	Purchase or sell physical commodities except through its wholly owned subsidiary, and as permitted by the 1940 Act.

F.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Section 18(f) of the 1940 Act regulates the requisite asset coverage and permissible classes; such restrictions have been interpreted by the SEC Staff and subsequent rules and regulations have been issued.

As a matter of fundamental policy, the Fund may purchase any security that would cause the Fund to concentrate 25% or more of its investments in the securities of issuer primarily engaged in any particular industry or group of industries to the extent the Index (which may be changed) is concentrated in the securities of issuers primarily engaged in any particular industry or group of industries, but will not concentrate in the securities of issuers primarily engaged in any particular industry or group of industries at any time when the Index is not concentrated. This policy does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

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ADDITIONAL INFORMATION ABOUT THE SDCI

The SDCI is a total return commodity sector index designed to broadly represent major commodities. The SDCI reflects the performance of a fully margined and collateralized portfolio of 14 Futures Contracts with equal weights, selected each month from a universe of 27 eligible Futures Contracts.

The SDCI is rules-based and rebalanced monthly based on observable price signals. In this context, the term “rules-based” is meant to indicate that the composition of the SDCI in any given month will be determined by quantitative formulas relating to the prices of the futures contracts that relate to the commodities that are eligible to be included in the SDCI. Such formulas are not subject to adjustment based on other factors.

Fourteen of the 27 eligible Futures Contracts are selected for inclusion in the SDCI for the next month, subject to the constraint that each of the six commodity sectors is represented by at least one Futures Contract. The methodology used to select the 14 Futures Contracts is based solely on quantitative data using observable futures prices and is not subject to human bias.

Monthly commodity selection of the 14 Futures Contracts involves a two-step process based upon examination of the relevant futures prices for each commodity:

1.	The annualized percentage price difference between the closest-to-expiration Futures Contract and the next closest-to-expiration Futures Contract is calculated for each of the 27 eligible Futures Contracts on the date of selection. The seven commodities with the highest percentage price difference are selected.

2.	For the remaining 20 eligible commodities, the percentage price change of each commodity over the previous year is calculated, as measured by the change in the price of the closest-to-expiration Futures Contract on the date of selection from the price of the closest-to-expiration Futures Contract a year prior to the date of selection. The seven commodities with the highest percentage price change are selected.

When evaluating the data from the second step, all six commodity sectors must be represented. If the selection of the seven additional commodities with the highest price change fails to meet the overall diversification requirement that all six commodity sectors are represented in the SDCI, the commodity with the highest price change among the commodities of the omitted sector(s) would be substituted for the commodity with the lowest price change among the seven additional commodities.

The 14 Futures Contracts selected are included in the SDCI for the next month on an equally-weighted basis. Due to the dynamic monthly commodity selection, the sector weights will vary from approximately 7% to 43% over time, depending on the price observations each month. The date of the selection for the SDCI is the fifth business day prior to the first business day of a calendar month.

For each commodity selected for inclusion into the SDCI for a particular month, the SDCI selects a specific Futures Contract with a tenor (i.e., contract month) among the eligible tenors (the range of contract months) based upon the relative prices of the Futures Contracts within the eligible range of contract months. The previous notwithstanding, the contract expiration is not changed for such month if a contract remains in the SDCI, as long as the contract does not expire or enter its notice period in the subsequent month.

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Prior to the end of each month, SHIM determines the composition of the SDCI and provides such information to Bloomberg. Values of the SDCI are computed by Bloomberg and disseminated approximately every 15 seconds from 8:00 a.m. to 5:00 p.m., New York City time, which also publishes a daily SDCI value at approximately 5:30 p.m., New York City time, under the index ticker symbol “SDCITR:IND.” Only settlement and last-sale prices are used in the SDCI’s calculation; bids and offers are not recognized, including limit-bid and limit-offer price quotes. Where no last-sale price exists, typically in the more deferred contract months, the previous day’s settlement price is used. This means that the underlying SDCI may lag its theoretical value. This tendency to lag is evident at the end of the day when the SDCI value is based on the settlement prices of the Futures Contracts held by the SDCI, and explains why the underlying SDCI often closes at or near the high or low for the day.

The composition of the SDCI on any given day, as determined and published by SHIM, is determinative of the benchmark for the Fund. However, it is not possible to anticipate all possible circumstances and events that may occur with respect to the SDCI and the methodology for its composition, weighting, and calculation. Accordingly, a number of subjective judgments must be made in connection with the operation of the SDCI that cannot be adequately reflected in this description of the SDCI. All questions of interpretation with respect to the application of the provisions of the SDCI methodology, including any determinations that need to be made in the event of a market emergency or other extraordinary circumstances, will be resolved by SHIM.

Because the SDCI is comprised of actively traded contracts with scheduled expirations, it can be calculated only by reference to the prices of contracts for specified expiration, delivery or settlement periods, referred to as contract expirations. The contract expirations included in the SDCI for each commodity during a given year are designated by SHIM, provided that each contract must be an active contract. An active contract for this purpose is a liquid, actively-traded contract expiration, as defined or identified by the relevant trading facility or, if no such definition or identification is provided by the relevant trading facility, as defined by standard custom and practice in the industry. If a Futures Exchange ceases trading in all contract expirations relating to a particular Futures Contract, SHIM may designate a replacement contract on the commodity. The replacement contract must satisfy the eligibility criteria for inclusion in the SDCI. To the extent practicable, the replacement is effected during the next monthly review of the composition of the SDCI. If that timing is not practicable, SHIM determines the date of the replacement based on a number of factors, including the differences between the existing Futures Contract and the replacement Futures Contract with respect to contractual specifications and contract expirations. If a contract is eliminated and there is no replacement contract, the underlying commodity will necessarily be dropped from the SDCI. The designation of a replacement contract, or the elimination of a commodity from the SDCI because of the absence of a replacement contract, could affect the value of the SDCI, either positively or negatively, depending on the price of the contract that is eliminated and the prices of the remaining contracts. It is impossible, however, to predict the effect of these changes, if they occur, on the value of the SDCI.

Table 1 below lists the eligible commodities, the relevant Futures Exchange on which the Futures Contract is listed, and quotation details. Table 2 below lists the eligible Futures Contracts, their sector designation and maximum allowable tenor.

TABLE 1

Commodity	Designated Contract	Exchange	Units	Quote
Aluminum	High Grade Primary Aluminum	LME	25 metric tons	USD/metric ton
Cocoa	Cocoa	ICE-US	10 metric tons	USD/metric ton
Coffee	Coffee “C”	ICE-US	37,500 lbs	U.S. cents/pound
Copper	Copper	COMEX	25,000 lbs	U.S. cents/pound
Corn	Corn	CBOT	5,000 bushels	U.S. cents/bushel
Cotton	Cotton	ICE-US	50,000 lbs	U.S. cents/pound
Crude Oil (WTI)	Light, Sweet Crude Oil	NYMEX	1,000 barrels	USD/barrel
Crude Oil (Brent)	Crude Oil	ICE-UK	1,000 barrels	USD/barrel
Gas Oil	Gas Oil	ICE-UK	100 metric tons	USD/metric ton
Gold	Gold	COMEX	100 troy oz.	USD/troy oz.
Heating Oil	Heating Oil	NYMEX	42,000 gallons	U.S. cents/gallon
Lead	Lead	LME	25 metric tons	USD/metric ton
Lean Hogs	Lean Hogs	CME	40,000 lbs.	U.S. cents/pound
Live Cattle	Live Cattle	CME	40,000 lbs.	U.S. cents/pound
Feeder Cattle	Feeder Cattle	CME	50,000 lbs.	U.S. cents/pound
Natural Gas	Henry Hub Natural Gas	NYMEX	10,000 mmbtu	USD/mmbtu
Nickel	Primary Nickel	LME	6 metric tons	USD/metric ton
Platinum	Platinum	NYMEX	50 troy oz.	USD/troy oz.
Silver	Silver	COMEX	5,000 troy oz.	U.S. cents/troy oz.
Soybeans	Soybeans	CBOT	5,000 bushels	U.S. cents/bushel
Soybean Meal	Soybean Meal	CBOT	100 tons	USD/ton
Soybean Oil	Soybean Oil	CBOT	60,000 lbs.	U.S. cents/pound
Sugar	World Sugar No. 11	ICE-US	112,000 lbs.	U.S. cents/pound
Tin	Tin	LME	5 metric tons	USD/metric ton
Unleaded Gasoline	Reformulated Blendstock for Oxygen Blending	NYMEX	42,000 gallons	U.S. cents/gallon
Wheat	Wheat	CBOT	5,000 bushels	U.S. cents/bushel
Zinc	Special High Grade Zinc	LME	25 metric tons	USD/metric ton

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TABLE 2

Commodity Symbol	Commodity Name	Sector	Allowed Contracts	Max. tenor
CO	Brent Crude	Energy	All 12 Calendar Months	12
CL	Crude Oil	Energy	All 12 Calendar Months	12
QS	Gas Oil	Energy	All 12 Calendar Months	12
HO	Heating Oil	Energy	All 12 Calendar Months	12
NG	Natural Gas	Energy	All 12 Calendar Months	12
XB	RBOB	Energy	All 12 Calendar Months	12
FC	Feeder Cattle	Livestock	Jan, Mar, Apr, May, Aug, Sep, Oct, Nov	5
LH	Lean Hogs	Livestock	Feb, Apr, Jun, Jul, Aug, Oct, Dec	5
LC	Live Cattle	Livestock	Feb, Apr, Jun, Aug, Oct, Dec	5
BO	Soybean Oil	Grains	Jan, Mar, May, Jul, Aug, Sep, Oct, Dec	7
C	Corn	Grains	Mar, May, Jul, Sep, Dec	12
S	Soybeans	Grains	Jan, Mar, May, Jul, Aug, Sep, Nov	12
SM	Soymeal	Grains	Jan, Mar, May, Jul, Aug, Sep, Oct, Dec	7
W	Wheat (Soft Red Winter)	Grains	Mar, May, Jul, Sep, Dec	7
LA	Aluminum	Industrial Metals	All 12 Calendar months	12
HG	Copper	Industrial Metals	All 12 Calendar Months	12
LL	Lead	Industrial Metals	All 12 Calendar Months	7
LN	Nickel	Industrial Metals	All 12 Calendar Months	7
LT	Tin	Industrial Metals	All 12 Calendar Months	7
LX	Zinc	Industrial Metals	All 12 Calendar Months	7
GC	Gold	Precious Metals	Feb, Apr, Jun, Aug, Oct, Dec	12
PL	Platinum	Precious Metals	Jan, Apr, Jul, Oct	5
SI	Silver	Precious Metals	Mar, May, Jul, Sep, Dec	5
CC	Cocoa	Softs	Mar, May, Jul, Sep, Dec	7
KC	Coffee	Softs	Mar, May, Jul, Sep, Dec	7
CT	Cotton	Softs	Mar, May, Jul, Dec	7
SB	Sugar	Softs	Mar, May, Jul, Oct	7

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

A description of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Risks,” “Additional Description of the Principal Risks of the Fund,” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

Additional Information About Investment Strategies

Cayman Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in certain commodities instruments in which the Fund is otherwise restricted. The Subsidiary is an important tool through which the Fund is able to achieve its investment objective.

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Commodities Instruments

The Fund through the Subsidiary intends to invest in a combination of exchange-listed commodity futures contracts and commodity-linked instruments. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

Cash, Cash Equivalents

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash, as an investment, in order to collateralize its (or the Subsidiary’s) investments or for temporary defensive purposes.

Treasuries

The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Other Investment Companies and Pooled Investment Vehicles

The Fund may invest in securities of other investment companies, including registered investment companies that are ETFs. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV. The Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested.

A description of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Risks,” “Additional Description of the Principal Risks of the Fund,” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

Additional Information About Investment Risks

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Credit Risk

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risk

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Leverage Risk

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Interest Rate Risk

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).

Call Risk

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risk

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Risk of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Investing in currencies or securities denominated in a foreign currency entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Eurozone Related Risk

A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities, securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro- denominated obligations would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the shares.

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Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund and the recently created European Financial Service Facility (the EFSF). The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks and others including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching.

Risk of Investing in American Depositary Receipts (“ADRs”) and Domestically Traded Securities of Foreign Issuers

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Risk Associated with Noninvestment-Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Short Selling Risk

A short sale by the Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Fund pays interest to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). Short selling involves risk. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom the Fund has borrowed securities may go bankrupt and the Fund may lose the collateral it has deposited with the lender. The Fund will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.

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Risk Related to the Economy

Lower-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Money Market Instruments

The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis. The instruments in which the Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

MANAGEMENT

Board Responsibilities

The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk is performed by the service providers of the Trust, such as the Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and therefore, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Adviser presents the Board with information concerning the investment objective, strategies and risks of the investment portfolio. Additionally, the Adviser provides the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board receives detailed information from the Adviser. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Adviser and other service providers each of which has an independent interest in risk management, but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust

Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust and Trust Agreement.

The Chairman of the Board, Nicholas D. Gerber, and Management Trustees, Andrew F Ngim and Stuart P. Crumbaugh are interested persons of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustees”) because of their affiliation with the Adviser. Messrs. Thomas E. Gard, Jeremy Henderson, John D. Schwartz, and H. Abram Wilson, and their immediate family members have no affiliation or business connection with the Adviser or the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issue by the Adviser or the Fund’s principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

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There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Adviser to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board. Mr. Henderson serves as the lead Independent Trustee.

Independent Trustees

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Thomas E. Gard Age: 56	Independent Trustee	Since 2015	Partner Armanino LLP 1995 to Present; Member of Armanino Executive Committee 2001 to Present; Partner in Charge of Armanino LLP Audit Department December 2004-2013.	Two	None

Jeremy Henderson Age: 59	Independent Trustee	Since 2014	Retired – 2007 to Present; Managing Director – Societe Generale 1991-2007.	Two	None

John D. Schwartz Age: 47	Independent Trustee	Since 2014	President – Sam CLAR Office Furniture 1996-Present.	Two	None

H. Abram Wilson Age: 68	Independent Trustee	Since 2014	San Ramon City, CA Councilmember 1999-2011, including Mayor of San Ramon City, CA from 2002-2009. Mr. Wilson has been retired from 2011 to the Present.	Two	None

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Interested Trustees and Officers of the Trust

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Age: 53	Chairman, and Trustee	Since 2014	Management Director of the United States Commodity Funds since May 10, 2005; Vice President of the United States Commodity Funds LLC since June 1, 2015; President and CEO of the United States Commodity Funds LLC, June 9, 2005 - June 1, 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. since January 26, 2015; and Portfolio manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	Two	Management Director of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933. Chief Executive Officer, President and Secretary, Chairman of the Board of Concierge Technologies, Inc. from January 26 - Present.

John P. Love Age: 44	President, Principal Executive Officer	Since 2015	Chief Executive Officer and President of USCF since June 1, 2015; Senior Portfolio Manager of USCF March 2010 to May 18, 2015; Portfolio manager of USCF April 2006 to March 2010.	N/A	N/A

Stuart P. Crumbaugh(3) Age: 52	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary and Trustee	Since 2015	Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary of USCF Advisers LLC and United States Commodity Funds LLC from April 2015 - Present; Sikka Software Corporation – Vice President Finance and Chief Financial Officer from March 2014 to April 2015; Vice President, Corporate Controller and Treasurer – Auction.com, LLC December 2012 - December 2013; Chief Financial Officer IP Infusion Inc., March 2011 - September 2012; Consultant January 2010 - February 2011.	Two	Independent Trustee of USCF ETF Trust from Inception to February 27, 2015.

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Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Andrew F Ngim(3) Age: 55	Trustee	Trustee from 2014 to February 27, 2015 and May 8, 2015 to Present.	Ameristock Corporation’s Managing Director from January 1999 to January 2013 and co-portfolio manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013; Management Director of United States Commodity Funds LLC since May 10, 2005 and Treasurer of United States Commodity Funds LLC from June 9, 2005 to February 23, 2012; Portfolio Manager for the United States Commodity Index Funds Trust since January 31, 2013; Portfolio Manager to the Fund since 2014.	Two	Management Director of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933.

Carolyn M. Yu Age: 57	Chief Legal Officer, Assistant Secretary, Chief Compliance Officer and AML Officer	Chief Legal Officer and Assistant Secretary from May 8, 2015 - Present; Chief Compliance Officer, since February 20, 2015; AML Officer since 2014.	Chief Compliance Officer and Associate Counsel of United States Commodity Funds LLC February 2013- Present and August 2011- Present, respectively; Assistant Chief Compliance Officer, USCF ETF Trust from June 2014 to February 20, 2015; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs 2008 - 2011.	N/A	N/A

(1)	The address of each Trustee and officer is c/o USCF ETF Trust, 1999 Harrison Street, Suite 1530, Oakland, California 94612.
(2)	The Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors.

The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent auditors thereof; (iii) oversee, or as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The following Independent Trustees serve on the Trust’s Audit Committee: Messrs. Gard, Henderson, Schwartz and Wilson. Mr. Henderson is the chairperson of the Audit Committee. During the fiscal year ended June 30, 2015, the Audit Committee met two (2) times.

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Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Adviser or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee hold office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the USCF ETF Trust Nominating Committee. The following Independent Trustees serve on the Trust’s Nominating Committee: Messrs. Gard, Wilson and Schwartz. During the fiscal year ended June 30, 2015, the Nominating Committee met three (3) times.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust’s Valuation Procedures. Messrs. Gerber, Ngim and Crumbaugh serve as voting members and Messrs. Henderson, Schwartz and Wilson serve as non-voting members on the Valuation Committee, which meets on an ad hoc basis. During the fiscal year ended June 30, 2015, the Valuation Committee did not meet.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interest of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

In concluding that Thomas E. Gard should serve as a Trustee, the Board considered his extensive accounting background, including the fact that he served as the partner-in-charge of Armanino LLP’s audit department for over 10 years. In concluding that Jeremy Henderson should serve as a Trustee, the Board considered his extensive business background, including the fact that he served as a managing director at Societe Generale for 16 years. In concluding that John D. Schwartz should serve as Trustee, the Board considered his extensive business background and the number of years for which he has served in a senior executive position. In concluding that H. Abram Wilson should serve as Trustee, the Board considered his past experience as a banker and federal funds trader and his role in serving on San Ramon’s finance committee. In concluding that Nicholas D. Gerber should serve as a Trustee, the Board considered his broad business experiences in the industry including: forming and managing investment companies and commodity pools, raising capital for such entities and founding and managing non-finance related companies. In concluding that Stuart P. Crumbaugh should serve as a Trustee, the Board considered his background in accounting and finance, as well as his experience as an Independent Trustee of the Trust. In concluding that Andrew F Ngim should serve as a Trustee, the Board considered his background as a portfolio manager for the Ameristock Mutual Fund, as well as his experience with United States Commodity Funds LLC.

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Trustees’ Ownership of Fund Shares

The Fund is newly formed and did not have any shares outstanding as of the date of this SAI.

Board Compensation

Each Independent Trustee receives an annual retainer of $2,000. For each in-person quarterly Board Meeting, each Independent Trustee receives $2,000. For each additional in-person meeting, each Independent Trustee receives $2,000 and for any phone meeting, each Independent Trustee receives $2,000. The Chair of the Audit Committee receives an annual retainer of $500 at the beginning of the Trust’s fiscal year on July 1. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2015. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from Fund Complex Paid to Trustees
Independent Trustees
Thomas E. Gard	$2,500	$2,500
Jeremy Henderson	$8,000	$8,000
John D. Schwartz	$8,000	$8,000
H. Abram Wilson	$8,000	$8,000
Interested Trustees
Nicholas D. Gerber	$0	$0
Stuart P. Crumbaugh(1)	$5,500	$5,500
Andrew F Ngim	$0	$0

(1) Mr. Crumbaugh received compensation from the Trust in his prior capacity as an Independent Trustee but has not received any compensation from the Trust since becoming an employee of the Adviser.

Code of Ethics

The Trust, its Adviser and principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICES

The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX during the most recent 12-month period ended June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-866-909-9473. It will also be available on the SEC’s website at www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund is newly formed and did not have any shares outstanding as of the date of this SAI.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Management.”

Adviser

The Adviser serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser is a wholly-owned subsidiary of Wainwright Holdings, Inc., a holding company.

Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides an investment program for the Fund and is responsible for the retention of sub-advisers, if applicable, to manage the investment of the Fund’s assets in conformity with the stated investment policies of the Fund if the Adviser does not provide these services directly. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. The Adviser also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Fund to operate.

The Advisory Agreement provides for an initial two-year term after the date the Fund commenced operations. The Advisory Agreement will continue in effect from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

In addition to providing advisory services, under the Advisory Agreement, the Adviser also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arrange for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of the prospectus and statement of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund’s records; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser or by the Adviser on 60 days’ written notice to the Trust.

Advisory Fees

Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, payable monthly, at the annual rate of [ ]% of the Fund’s average daily net assets. The advisory fee is consider a unitary fee because out of the unitary advisory fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, acquired fund fees and expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Fund is newly formed and did not have any shares outstanding as of the date of this SAI.

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Portfolio Manager

Andrew F Ngim, a Managing Director and Portfolio Manager, and Kevin Baum, CFA, CAIA Portfolio Manager, are primarily responsible for the day-to-day management of the Fund.

The following table provides information about the other accounts for which Mr. Ngim and Mr. Baum are primarily responsible. The reporting information is provided as of March 31, 2016:

	Andrew F Ngim		Kevin Baum
Registered Investment Companies
Number of Accounts		0	0
Total Assets (in millions)		$0	0
Number of Accounts Subject to a Performance Fee		0	0
Total Assets Subject to a Performance Fee (in millions)		$0	0
Other Pooled Investment Vehicles
Number of Accounts		[ ]	[ ]
Total Assets (in millions)	$	[ ]	[ ]
Number of Accounts Subject to a Performance Fee		0	0
Total Assets Subject to a Performance Fee (in millions)		$0	0
Other Accounts
Number of Accounts		0	0
Total Assets (in millions)		$0	0
Number of Accounts Subject to Performance		0	0
Total Assets Subject to a Performance Fee (in millions)		$0	0

Material Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase or sell short securities for one portfolio and not another portfolio, and the performance of securities purchased or sold short for one portfolio may vary from the performance of securities purchased or sold short for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for a portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families.

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Compensation

The Adviser compensates its portfolio management personnel through cash remuneration. The cash portion consists of market-based base salary and a year-end discretionary bonus. Base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The discretionary cash component is driven by both individual performance and the performance of the firm overall, as measured by assets under management, revenues, and profitability.

Ownership of Securities

The portfolio managers do not own shares of the Fund.

OTHER SERVICE PROVIDERS

Administrator, Custodian, and Transfer Agent

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), Brown Brothers Harriman & Company (“BBH” or the “Fund Administrator” or “Administrator”) serves as Administrator for the Fund. BBH’s principal address is 50 Post Office Square, Boston Massachusetts 02110-1548. Under the Administration Agreement, BBH provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BBH makes available the office space, equipment, personnel and facilities required to provide such services.

BBH supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund.

BBH serves as custodian of Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BBH serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund.

As compensation for the foregoing services, BBH receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Adviser out of its unitary advisory fee.

The following table sets forth the compensation received by BBH in its roles as Administrator, Custodian, Transfer Agent and Securities Lending Agent during the fiscal year ended June 30, 2015. These amounts relate to the the Stock Split Index Fund (TOFR) and not the Fund, which was not in existence as of the end of the last fiscal year.

Administrator	Custodian	Transfer Agent	Securities Lending Agent	Total Compensation Received
$22,884	$58,528	$15,910	$0	$97,322

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Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Baskets, as described in the section of this SAI entitled “Purchase and Redemption of Creation Baskets.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing shares in Creation Baskets and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

As compensation for the foregoing services, the Distributor receives certain out of pocket costs, transaction fees and asset based fees, which are paid by the Adviser out of its own assets. The Distributor receives no compensation from the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Baskets of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose this fee. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

_________, [address], serves as independent registered public accounting firm to the Trust. __________ performs the annual audit of the financial statements of the Fund, prepares the Fund’s federal, state and excise tax returns, and advises the Fund on matters of accounting and federal and state income taxation.

Legal Counsel

Sutherland Asbill & Brennan LLP, 700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980, serves as legal counsel to the Trust and the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Adviser, and the negotiation of brokerage commissions. The Fund may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or over-the-counter securities and securities listed on an exchange) and agency NASDAQ or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

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The Fund will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Fund’s policy will be to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar for those services is not ascertainable.

The Adviser does not consider sales of shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Adviser by broker-dealers that effect securities transactions for the Fund may be used by the Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser in connection with the Fund. Some of these products and services are also available to the Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Adviser for services provided to the Fund.

The Adviser’s expenses would likely increase if the Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

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DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

The Fund will disclose on the Fund’s website (www.uscfinvestments.com) at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Adviser, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Listing Exchange calculates the IIV during hours of trading on the Listing Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

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Although Fund provides the independent third party calculator with information to calculate the IIV, the Fund is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on November 8, 2013, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All shares will be freely transferable; provided, however, that shares may not be redeemed individually, but only in Creation Baskets. The shares will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Baskets if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of shares constituting a Creation Basket or to specify that shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Fund.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Fund’s shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

The Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows: Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

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PURCHASE AND REDEMPTION OF CREATION BASKETS

Creation

The Trust issues and sells shares of the Fund only in Creation Baskets on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the New York Stock Exchange (NYSE) is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Fund shares generally consists of an in-kind deposit of a designated portfolio of securities - the Deposit Securities — per each Creation Basket constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Basket of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Basket) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Basket exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Basket is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Basket and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Baskets of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the portfolio managers with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Basket of the Fund.

Cash Purchase. When, in the sole discretion of the Trust, cash purchases of Creation Baskets of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required for the Fund.

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Procedures for Creation of Creation Baskets. To be eligible to place orders to create a Creation Basket of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Baskets (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Baskets must be placed for one or more Creation Basket size aggregations of shares (50,000 in the case of the Fund). All orders to create Creation Baskets, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time (“Closing Time”) or, for the Cash Creation Baskets, 3:00 p.m. Eastern Time, in each case on the date such order is placed in order for the creation of Creation Baskets to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Baskets (or an order to redeem Redemption Baskets as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation and Redemption Orders Using Clearing Process” and “Placement of Creation and Redemption Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Baskets or Redemption Baskets of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Baskets or redeem Redemption Baskets of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Baskets or Redemption Baskets through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation or redemption that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders and Redemption Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Baskets and Redemption Baskets through the Continuous Net Settlement System of the NSCC. Fund Deposits or Cash Creation Amount deposits, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order or redemption order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component (or the Cash Creation Amount, if applicable) to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Baskets or redeem Redemption Baskets through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

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Acceptance of Orders for Creation Baskets. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Basket and/or the Authorized Participant acting on behalf of the creator of a Creation Basket of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee of $350.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Basket may be charged a fee for such services.

Redemption

Shares may be redeemed only in Redemption Baskets at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Redemption Baskets. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Basket in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Redemption Basket. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Redemption Basket.

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With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the designated portfolio of securities (“Fund Securities”) per each Creation Basket that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to creations of Creation Baskets.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Basket generally consist of Fund Securities - as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Baskets through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Redemption Baskets using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Redemption Baskets using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee of $350 assessed per transaction.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Redemption Basket may be charged a fee for such services.

CONTINUOUS OFFERING

The method by which Creation Baskets are created and traded may raise certain issues under applicable securities laws. Because new Creation Baskets are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Baskets after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing the Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which are approved by the Board.

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

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DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of shares. It is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

The following is a summary of the certain U.S. federal income tax considerations applicable to an investment in Fund shares. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Fund shares as capital assets within the meaning of the Code, and does not hold Fund shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund shares, to Fund shareholders holding Fund shares through a partnership (or other pass-through entity), to Fund Shareholders holding Fund shares as part of a hedge or a straddle, or to Fund shareholders subject to special tax rules, including insurance companies, financial institutions, pension plans and other tax-exempt entities or trusts. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund shares.

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For purposes of this discussion, a “U.S. Shareholder” generally is a beneficial owner of Fund shares who is for U.S. federal income tax purposes:

•	An individual who, for U.S. federal income tax purposes, is a citizen or individual resident of the United States;

•	A corporation or other entity treated as a corporation, for U.S. federal income tax purposes, created or organized in or under the laws of the United States, any state thereof, or the District of Columbia or any political subdivision thereof;

•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or.

•	A trust if either a U.S. court can exercise primary supervision over its administration and one or more U.S. persons have the authority to control all its substantial decisions or the trust was in existence on August 20, 1996, was treated as a U.S. person prior to that date, and has made a valid election to be treated as a U.S. person.

A “Non-U.S. Shareholder” generally is a beneficial owner of Fund shares who is not a U.S. Shareholder. This discussion assumes that a Non-U.S. Shareholder holds Fund shares as a capital investment and that such shares are not effectively connected to a U.S. trade or business. Non-U.S. Shareholders that hold Fund shares as part of a U.S. trade or business should consult their own tax advisor as to the tax consequences of holding and disposing of Fund shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the Fund

In General. The Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and maintain its tax status as a RIC, the Fund must meet annually certain income and asset diversification requirements and must distribute annually at least ninety percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains). As a RIC, the Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

With respect to some or all of its investments, the Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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The Fund will be subject to a four percent excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year plus any previously undistributed ordinary income or capital gain net income on which the Fund did not pay corporate-level income tax. The Fund intends to make distributions necessary to avoid the 4% excise tax.

Failure to Maintain RIC Status. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of a non-corporate Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction.

PFIC Investments. The Fund may purchase shares in a foreign corporation treated as a “passive foreign investment company” (a “PFIC”) for federal income tax purposes. As a result, the Fund may be subject to increased federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with adequate information regarding its annual results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of a PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Special or Uncertain Tax Consequences. The Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. The Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

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The Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of the Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of U.S. Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Fund shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s realized net long-term capital gains in excess of realized net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s shares. Distributions of qualifying dividend income are taxable to non-corporate shareholders as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

The Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Fund shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%. In addition, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates.

To the extent that the Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

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Investors considering buying Fund shares just prior to a distribution should be aware that, although the price of the Fund shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non- taxable return of capital).

REIT/REMIC Investments. The Fund may invest in REITs owning residual interests in real estate mortgage investment conduits (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a foreign shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Fund shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations. The Fund is also subject to information reporting with respect to any excess inclusion income.

Investment in Master Limited Partnerships. The Fund may purchase interests in one or more master limited partnerships that are treated as publicly traded partnerships under the Code. In general, when a regulated investment company, such as the Fund, invests in a partnership (including a publicly traded partnership), the Fund is treated as realizing its share of the partnership’s income and holding its share of the assets of the partnership on a pass through basis for purposes of applying the qualifying income tests and the asset diversification tests. However, if the Fund invests in a publicly traded partnership which is treated as a qualified public partnership under the Code, all of the Fund’s income from the partnership will be treated as “good income” for purposes of the qualifying income tests, rather than just the amount of the income that is “good income” on a pass through basis. In applying the asset diversification tests to an investment in a qualified publicly traded partnership, no more than 5% of the value of the Fund’s assets can be invested in the securities of any one qualified publicly traded partnership and no more than 25% of the value of the Fund’s total assets may be invested in the securities of qualified publicly traded partnerships. The Fund expects to limit its investments in qualified publicly traded partnerships within these limits, which could result in the Fund not investing in the securities of these types of partnerships notwithstanding that the stocks of these partnerships have recently announced or recently undergone a stock split. On the other hand, if the Fund were to exceed these investment limits, investors’ after-tax investment results could be adversely impacted.

Sales of Fund Shares. Any capital gain or loss realized upon a sale of Fund shares is treated generally as a long-term gain or loss if the Fund shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Creation Basket Issues and Redemptions. On an issue of Standard Creation Fund shares as part of a Creation Basket, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Fund shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Standard Creation Fund shares as part of a Creation Basket, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Fund shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Baskets cannot be deducted currently.

35

In general, any capital gain or loss recognized upon the issue or redemption of Fund shares (as components of a Creation Basket) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Fund shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

The Fund may be subject to foreign income taxes and may be able to elect to pass-along such credit to its shareholders. If this election is available and the Fund elects such treatment, the amount of such credit will be treated as an additional distribution by the Fund and, subject to various limitations of the Code, its shareholders will be entitled to claim a foreign tax credit to offset their tax liability. Please consult your tax advisor regarding whether you will be able to use such credit against your tax liability.

In addition, if applicable to a shareholder, a 3.8% Medicare tax will be imposed on net investment income. Please consult your tax advisor regarding this tax.

Back-Up Withholding. The Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or IRS Form W-8BEN-E in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Fund shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (or a greater loss over a combination of years) for a corporate stockholder in any single taxable year, the Fund shareholder must file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

Special Issues for Non-U.S. Shareholders

In general. Non-U.S. Shareholders who do not hold Fund shares as part of a U.S. trade or business generally are not subject to U.S. federal income tax on distributions from the Fund. However, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). For Fund tax years that began on or before December 31, 2014, interest-related dividends and short-term capital gain dividends properly reported by the Fund as such generally were not subject to withholding tax, provided that the Non-U.S. Shareholder furnished the Fund with a properly completed IRS Form W-8BEN or IRS Form W-8BEN-E (or acceptable substitute documentation) establishing the Non-U.S. Shareholder’s status as foreign and that the Fund did not have actual knowledge or reason to know that the Non-U.S. Shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund. No assurance can be provided that that this exception to withholding will be extended for taxable years beginning after December 31 2014, or if extended, whether the Fund will report any of its dividends as eligible for the exception.

36

Under current law, a Non-U.S. Shareholder who does not hold Fund shares as part of U.S. trade or business generally is not subject to U.S. federal income tax on gain realized on a sale or exchange of Fund shares unless (i) in the case of an individual Non-U.S. Shareholder, such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the Non-U.S. Shareholder held such shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the Non-U.S. Shareholder actually or constructively held more than 5% of the Fund shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons. This provision relating to domestically controlled regulated investment companies generally will not apply after December 31, 2014.

In general, if a Fund is a “U.S. real property holding corporation,” (determined without the exception for “domestically-controlled” RICs and publicly-traded RICs) distributions by the Fund attributable to gains from “U.S. real property interests” (including gain on the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs) will be treated as income effectively connected to a trade or business within the United States, subject generally to tax at the same rates applicable to domestic Fund shareholders and, in the case of a corporate Non-U.S. Shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower rate). Such distributions will be subject to U.S. withholding tax and will generally give rise to an obligation on the part of the Non-U.S. Shareholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding company, distributions on and sales of the Fund shares will not be treated as income effectively connected with a U.S. trade or business in the case of a Non-U.S. Shareholder owning (for the applicable period) 5% or less (by class) of the Fund shares. In general, these provisions generally will not apply after December 31, 2014, provided, however, that such provisions will continue to apply thereafter in respect of distributions by a regulated investment company that is a U.S. real property holding corporation or would be so treated for this purpose to the extent such distributions are attributable to certain capital gain dividends from REITs. Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described rules.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Non-U.S. Shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisers regarding the application of these rules.

37

Foreign Account Tax Compliance Act. Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” generally imposes a 30% withholding tax on payments of certain types of income to foreign financial institutions that fail to enter into an agreement with the U.S. Treasury to report certain required information with respect to accounts held by U.S. persons (or held by foreign entities that have U.S. persons as substantial owners) or that do not reside in a jurisdiction that has entered into an intergovernmental agreement with the IRS to provide such information. The types of income subject to the tax include U.S. source interest and dividends and, after December 31, 2018, the gross proceeds from the sale of any property that could produce U.S.-source interest or dividends. The information required to be reported includes the identity and taxpayer identification number of each account holder that is a U.S. person and transaction activity within the holder’s account. In addition, subject to certain exceptions, this legislation also imposes a 30% withholding on payments to foreign entities that are not financial institutions unless the foreign entity certifies that it does not have a greater than 10% U.S. owner or provides the withholding agent with identifying information on each greater than 10% U.S. owner. Depending on the status of a Fund shareholder and the status of the intermediaries through which they hold their shares, Fund shareholders could be subject to this 30% withholding tax with respect to distributions on their shares and proceeds from the sale of their shares. Under certain circumstances, a Fund shareholder might be eligible for refunds or credits of such taxes.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Listing Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of shares by other registered investment companies and companies relying on an exemption from registration as an investment company under Section 3(c)(1) or 3 (c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits such otherwise restricted registered investment companies from acquiring shares, beyond the limits, particularly on the amount and value, detailed in Section 12(d)(1) of the 1940 Act.

Shareholder inquiries may be made by writing to the Trust, c/o USCF Advisers LLC, 1999 Harrison Street, Suite 1530, Oakland, California 94612.

FINANCIAL STATEMENTS

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

38

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Adviser exercises its proxy voting rights with regard to the holdings in the Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of Management with those of shareholders, and increasing transparency of a company’s business and operations.

The Adviser seeks to avoid material conflicts of interest by applying detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner and without consideration of any relationship factors.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

PART C

OTHER INFORMATION

USCF ETF Trust

Item 28. Exhibits

(a)	(1)	Amended and Restated Certificate of Trust of USCF ETF Trust(2)
	(2)	Amended and Restated Declaration of Trust of USCF ETF Trust(2)
(b)		Bylaws of USCF ETF Trust(2)
(c)		See Article 4, Article 8, Section 9.3 and Section 10.3 of USCF ETF Trust’s Amended and Restated Declaration of Trust, dated June 16, 2014, filed as Exhibit (a)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014
(d)		Investment Advisory Agreement between USCF ETF Trust and USCF Advisers LLC(2)
(e)	(1)	Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc.(2)
	(2)	Form of Authorized Participant Agreement between ALPS Distributors, Inc., Brown Brothers Harriman & Co. and Authorized Participant(2)
(f)		Not Applicable
(g)		Custody Agreement between USCF ETF Trust and Brown Brothers Harriman & Co.(2)
(h)	(1)	Fund Administration and Accounting Agreement between USCF ETF Trust and Brown Brothers Harriman & Co.(2)
	(2)	Form of Securities Lending Agreement between USCF ETF Trust and Brown Brothers Harriman & Co.(2)
(i)	(1)	Opinion of Legal Counsel (2)
	(2)	Consent of Sutherland Asbill & Brennan LLP(3)
(j)		Consent of Independent Registered Public Accounting Firm(3)
(k)		Not Applicable
(l)		Form of Initial Capital Agreement(2)
(m)		Form of Distribution and Service Plan(2)
(n)		Not Applicable
(o)		Reserved
(p)	(1)	Code of Ethics of USCF ETF Trust and USCF Advisers LLC(2)
	(2)	Code of Ethics of ALPS Distributors, Inc.(2)
(1) Filed herewith.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014.
(3) To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Reference is made to Article 9 of the Registrant’s Amended and Restated Declaration of Trust, which is incorporated herein by reference. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

PART C - 1

The Registrant (sometimes referred to as the “Trust” or “USCF ETF Trust”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For any liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Amended and Restated Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Amended and Restated Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Amended and Restated Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Amended and Restated Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Amended and Restated Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

PART C - 2

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the USCF Advisers LLC set forth in USCF Advisers LLC Form ADV filed with the SEC (Reference No. 801-79985), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not applicable.

PART C - 3

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

Brown Brothers Harriman & Company

50 Milk Street

Boston, MA 02109

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

PART C - 4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Oakland of the State of California on this 31st day of May, 2016.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary, and Trustee	May 31, 2016
Stuart P. Crumbaugh

/s/ John P. Love	President and Principal Executive Officer	May 31, 2016
John P. Love

/s/ Nicholas D. Gerber	Chairman and Trustee	May 31, 2016
Nicholas D. Gerber

/s/ Andrew F. Ngim	Trustee	May 31, 2016
Andrew F. Ngim

*	Independent Trustee	May 31, 2016
H. Abram Wilson

**	Independent Trustee	May 31, 2016
Thomas E. Gard

*	Independent Trustee	May 31, 2016
Jeremy Henderson

*	Independent Trustee	May 31, 2016
John D. Schwartz

*By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Attorney in Fact
(pursuant to Power of Attorney dated June 27, 2014)

**By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2015)